Financial assets at fair value through the income statement	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through the income statement	Financial assets at fair value through the income statement

Accounting for financial assets designated at fair value
Financial assets, other than those held for trading, are classified in this category if they are so irrevocably designated at inception and the use of the designation removes or significantly reduces an accounting mismatch.
Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.
The details on how the fair value amounts are derived for financial assets at fair value are described in Note 17.
Accounting for financial assets mandatorily at fair value
Financial assets that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling.

	Mandatorily at fair value		Designated at fair value		Total
	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Loans and advances	45,474	42,487	2,198	2,581	47,672	45,068
Debt securities	2,911	2,783	303	182	3,214	2,965
Equity securities	3,400	3,818	—	—	3,400	3,818
Reverse repurchase agreements and other similar secured lending	132,488	141,773	—	—	132,488	141,773
Other financial assets	83	110	—	—	83	110
Financial assets at fair value through the income statement	184,356	190,971	2,501	2,763	186,857	193,734
Credit risk of financial assets designated at fair value and related credit derivatives
The following table shows the maximum exposure to credit risk, the changes in fair value attributable to changes in credit risk, and the cumulative changes in fair value since initial recognition for loans and advances. The table does not include debt securities designated at fair value as they have minimal exposure to credit risk due to limited gross exposure.

	Maximum exposure as at 31 December		Changes in fair value during the year ended		Cumulative changes in fair value from inception
	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Loans and advances designated at fair value, attributable to credit risk	2,198	2,581	2	(1)	(6)	(8)
Value mitigated by related credit derivatives	193	405	(2)	—	(2)	—